Capitalization (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Share Distribution Subsequent To Reporting Period [Member]	Dec. 31, 2011 Share Distribution, In Reporting Period [Member]	Dec. 31, 2010 Share Distribution, In Reporting Period [Member]	Dec. 31, 2009 Share Distribution, In Reporting Period [Member]
Capitalization [Abstract]
Number of classes of interests	2
Capitalization value prior to initial public offering	$ 100,000
Number of voting shares issued prior to initial public offering (in shares)	2
Schedule of Capitalization, Equity [Line Items]
Shares outstanding (in shares)	14,100,000
Percent of shares outstanding (in hundredths)	14.30%
Distribution Made to Member or Limited Partner [Line Items]
Distribution date		2012-02-14
Shares distributed per outstanding share (in shares)		0.014863
Shares distributed (in shares)		1,464,145	6,601,402	6,369,724	7,540,357
Equivalent distribution value per share (in shares)		$ 1.16
Date of record		2012-01-31
Average market price period, number of trading days		10